Contingencies and Commitments (Details) - Schedule of subsidiary established a guarantee in an insurance policy - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Shares delivered to guarantee forward sales transactions covered simultaneously:
Santiago Securities Exchange, Stock Exchange	$ 15,840	$ 38,279
Electronic Chilean Securities Exchange, Stock Exchange	10,323	12,839
Fixed income securities to guarantee CCLV system:
Santiago Securities Exchange, Stock Exchange	9,983	9,990
Fixed Income securities to guarantee equity short sale and Hedging Loan:
Santiago Securities Exchange, Stock Exchange		2,344
Shares delivered to guarantee equity lending and short-selling:
Santiago Securities Exchange, Stock Exchange	7,992
Cash guarantees received for operations with derivatives	743	1,723
Cash guarantees for operations with derivatives	1,443	3,198
Equity securities received for operations with derivatives
Electronic Chilean Securities Exchange, Stock Exchange	273	342
Depósito Central de Valores S.A.	1,363	1,726
Financial intermediation securities received for operations with derivatives
Internal custody	238
Total	$ 48,198	$ 70,441